Retirement Plans - Schedule of Accumulated and Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefits [Abstract]
Net accumulated actuarial net gain	$ 16,426	$ 15,155
Accumulated other comprehensive gain	16,426	15,155
Net periodic benefit cost in excess of cumulative employer contributions	(2,385)	(3,611)
Net asset at end of year	14,041	11,544
Net actuarial gain arising during period	2,546	6,100
Amortization of net actuarial gain	(1,275)	(690)
Total recognized in other comprehensive income	$ 1,271	$ 5,410